May 1, 2000

Securities and Exchange Commission
450 Fifth St. N.W.
Mail Stop 5-6
ATTN: Zandra Y. Bailes, Document Control - EDGAR
Washington, D.C.  20549-1004

Re:      AXP Variable Portfolio - Investment Series, Inc.
                  AXP Variable Portfolio - Emerging Markets Fund
                  AXP Variable Portfolio - S&P 500 Index Fund


         Post-Effective Amendment No. 42
         File No. 2-73115/811-3218


Dear Ms. Bailes:

Registrant certifies that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

Sincerely,

AXP VARIABLE PORTFOLIO - INVESTMENT SERIES, INC.
       AXP Variable Portfolio - Emerging Markets Fund
       AXP Variable Portfolio - S&P 500 Index Fund





/s/ Leslie L. Ogg
    Leslie L. Ogg
Vice President

LLO/BS/ps